Summary of Significant Accounting Policies - Schedule of Contract Assets (Details) - USD ($)	Mar. 31, 2025	Sep. 30, 2024	Sep. 30, 2023
Schedule of Contract Assets [Abstract]
Contract assets, net		$ 483	$ 91,565